INCOME TAXES	12 Months Ended
May 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－11 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Income tax current year	-	281	417
Income tax refund	(125)	-	-

Income tax (refund) expense	(125)	281	417

The effective tax rate in the financial years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

JBDI is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Jurong Barrels and JBD Systems are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended May 31, 2024, 2023 and 2022 are as follows:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Loss/Income before income taxes	(1,102)	1,087	2,650
Statutory income tax rate	17%	17%	17%
Income tax (refund) expense at statutory rate	(187)	185	450
Tax effect of non-taxable income	(14)	(22)	(22)
Tax effect of non-deductible items	144	163	102
Under provision in previous financial year	135	92	10
Deferred tax assets not recognised	(125)	-	-
Utilization of capital allowances	(40)	(125)	(123)
Others	(38)	(12)	-

Income tax (refund) expense	(125)	281	417

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of May 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended May 31, 2024, 2023 and 2022 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from May 31, 2024.